Offerings - Offering: 1	Oct. 22, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share
Amount Registered | shares	24,485,799
Proposed Maximum Offering Price per Unit	10.21
Maximum Aggregate Offering Price	$ 250,000,007.79
Fee Rate	0.01381%
Amount of Registration Fee	$ 34,525.00
Offering Note	(a) The registration fee is calculated in accordance with Rule 457(r) of the Securities Act. Payment of the registration fee at the time of filing of the registrant's Registration Statement on Form S-3ASR (File No. 333-280117) on June 11, 2024 (the "Registration Statement") was deferred pursuant to Rules 456(b) and 457(r) under the Securities Act and is paid herewith. This "Calculation of Filing Fee" table shall be deemed to update the table in Item 14 of the Registration Statement.